PAID-IN CAPITAL (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Jun. 30, 2013	May 31, 2009 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Jun. 28, 2013 USD ($)	Jun. 19, 2013 EUR (€)	Apr. 29, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 30, 2011 EUR (€)	May 21, 2009 EUR (€)	Feb. 22, 2013 Eurobank Ergasias Sa [Member] EUR (€)	Feb. 15, 2013 Eurobank Ergasias Sa [Member] EUR (€)	Jun. 19, 2013 HFSF EUR (€)
Paid In Capital Textual Details [Abstract]
Issuance of preferred stock - Par value per share										€ 5.00	€ 5.00
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.		130
Issue Of Redeemable Preference Shares										200,000,000	70,000,000
Basis over the issue price of each preference share for calculation of the right to receive payment of a fixed return.								10.00%
Preferred shares coupon rate increase per annum if not redeemed after five years following their issuance.								2.00%
Paid In Capital [Line Items]
Issuance of Common Shares												270,510,718		2,274,125,874
Par value of ordinary shares distributed				€ 5.0				€ 5.0	€ 5.0			€ 1.00		€ 0.30
Fair value of shares issued													€ 273
Share capital increase in the context of the recapitalisation
Value of shares, before reduction in Common Stock							€ 10
Value of shares, after reduction in Common Stock							€ 0.30
Contribution by HFSF of EFSF bonds				9,756
HFSF contribution in share capital increase			12,035	8,677		8,677		0	0
Common stock value outstanding						682
The total capital credited to additional paid-in capital						9,074
Repurchase of non-cumulative, non-voting, redeemable preference shares
Tendered ADS amount on expiration time of offer	12,360,169
ADS outstanding at expiration date percentage	0.494
Purchase cost of tendered ADS					155
Paid In Capital Textual Details Not Used [Abstract]
Bank's Share Capital Increase		€ 350
Common Stock Par Or Stated Value Per Share				€ 5.0				€ 5.0	€ 5.0			€ 1.00		€ 0.30